Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 4.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.50%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 475.30 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	18.80%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 475.30 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 432.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 505.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(26.60%)